NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Property, Plant and Equipment - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 317,948	$ 328,665
Accumulated Depreciation	(193,760)	(152,789)
Net Property and Equipment	124,188	175,876
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	148,940	174,094
Net Property and Equipment	26,324
Capitalized Lease Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	35,098	35,098
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	10,467	10,467
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	86,508	72,070
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 36,935	$ 36,936